Finance Costs - Summary of Finance Costs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Analysis of income and expense [abstract]
Interest on bank borrowings wholly repayable within five years	¥ 24,379	$ 3,546	¥ 24,526	¥ 25,236
Less: amount capitalized in construction in progress	(1,169)	(170)	(3,151)	(3,849)
Finance cost	¥ 23,210	$ 3,376	¥ 21,375	¥ 21,387